As Filed with the U.S. Securities and Exchange Commission on August 22, 2011

File Nos. 033-59692 and 811-07584

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)

Pre-Effective Amendment No.___ (  )

Post-Effective Amendment No. 107  (X)
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
 COMPANY ACT OF 1940 (X)

Amendment No. 108        (X)

RYDEX SERIES FUNDS
(Exact Name of Registrant as Specified in Charter)

Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, Maryland 20850
(Address of Principal Executive Offices)

(301) 296-5100
(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
County of New Castle
(Name and Address of Agent for Service)

Copies to:

Richard M. Goldman
Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, Maryland 20850

and

W. John McGuire
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, N.W.
Washington, D.C.  20004

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of rule 485
☐	on (date) pursuant to paragraph (b)(1)(v) of rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of rule 485
☐	on (date) pursuant to paragraph (a)(1) of rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of rule 485
☐	on (date) pursuant to paragraph (a)(2) of rule 485

 EXPLANATORY NOTE

This Post-Effective Amendment No. 107 relates solely to the following series of the Trust:  Nova Fund; S&P 500 Fund; Inverse S&P 500 Strategy Fund; NASDAQ-100® Fund; Inverse NASDAQ-100® Strategy Fund; Mid-Cap 1.5x Strategy Fund; Inverse Mid-Cap Strategy Fund; Russell 2000® 1.5x Strategy Fund; Russell 2000® Fund; Inverse Russell 2000® Strategy Fund; S&P 500 Pure Growth Fund; S&P 500 Pure Value Fund; S&P MidCap 400 Pure Growth Fund; S&P MidCap 400 Pure Value Fund; S&P SmallCap 600 Pure Growth Fund; S&P SmallCap 600 Pure Value Fund; Banking Fund; Basic Materials Fund; Biotechnology Fund; Consumer Products Fund; Electronics Fund; Energy Fund; Energy Services Fund; Financial Services Fund; Health Care Fund; Internet Fund; Leisure Fund; Precious Metals Fund; Retailing Fund; Technology Fund; Telecommunications Fund; Transportation Fund; Utilities Fund; Europe 1.25x Strategy Fund; Japan 2x Strategy Fund; Emerging Markets 2x Strategy Fund; Inverse Emerging Markets 2x Strategy Fund; Strengthening Dollar 2x Strategy Fund; Weakening Dollar 2x Strategy Fund; Real Estate Fund; Government Long Bond 1.2x Strategy Fund; Inverse Government Long Bond Strategy Fund; High Yield Strategy Fund; Inverse High Yield Strategy Fund; Alternative Strategies Allocation Fund; U.S. Long Short Momentum Fund; Event Driven and Distressed Strategies Fund; Alternative Strategies Fund; Long Short Equity Strategy Fund; Long Short Interest Rate Strategy Fund; All-Asset Aggressive Strategy Fund; All-Asset Moderate Strategy Fund; All-Asset Conservative Strategy Fund; U.S. Government Money Market Fund; International 2x Strategy Fund, Inverse International 2x Strategy Fund; Inverse Pacific 2x Strategy Fund; Latin America 2x Strategy Fund, Inverse Latin America 2x Strategy Fund; and Inverse Europe 2x Strategy Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 107 to Registration Statement 033-59692 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on this 19th day of August, 2011.

Rydex Series Funds

                 *
Richard M. Goldman
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 107 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*	President and Member of the Board of Trustees	August 19, 2011
Richard M. Goldman

*	Member of the Board of Trustees	August 19, 2011
J.Kenneth Dalton

*	Member of the Board of Trustees	August 19, 2011
John O. Demaret

*	Member of the Board of Trustees	August 19, 2011
Patrick T. McCarville

*	Member of the Board of Trustees	August 19, 2011
Roger Somers

*	Member of the Board of Trustees	August 19, 2011
Corey A. Colehour

*	Member of the Board of Trustees	August 19, 2011
Werner E. Keller

*	Member of the Board of Trustees	August 19, 2011
Thomas F. Lydon

/s/ Nick Bonos	Vice President and Treasurer	August 19, 2011
Nick Bonos

* /s/ Nick Bonos
   Nick Bonos

*	Attorney-in-Fact, pursuant to power of attorney

Exhibit Index

Exhibit Number                                Description

EX-101.INS                               XBRL Instance Document

EX-101.SCH                              XBRL Taxonomy Extension Schema Document

EX-101.CAL                              XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF                               XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB                              XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE                               XBRL Taxomony Extension Presentation Linkbase